Capital and Funding - Summary Combined Financial Information in Relation to HUL (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Combined Financial Information [Line Items]
Non-current assets	€ 43,302	€ 42,545
Current assets	16,983	13,884
Total current liabilities	23,177	20,556
Total non-current liabilities	22,721	18,893
Turnover	53,715	52,713	€ 53,272
Profit after tax	6,486	5,547	5,259
Total comprehensive income	6,710	4,769	5,762
Net increase/(decrease) in cash and cash-equivalents	(20)	786	759
Beginning balance	16,980	16,082	14,263
Other comprehensive income	224	(778)
Other changes in equity	(104)	171	(94)
Ending balance	14,387	16,980	16,082
HINDUSTAN UNILEVER LIMITED (HUL) [Member]
Disclosure Of Combined Financial Information [Line Items]
Non-current assets	819	791
Current assets	1,274	1,160
Total current liabilities	(1,030)	(980)
Total non-current liabilities	(135)	(110)
Turnover	4,464	4,084
Profit after tax	595	475
Total comprehensive income	529	484
Net increase/(decrease) in cash and cash-equivalents	(71)	14
Beginning balance	(282)	(271)
Share of (profit)/loss for the year ended 31 December	(195)	(157)
Other comprehensive income	(3)	(8)
Dividend paid to the non-controlling interest	172	157
Other changes in equity	0	0
Currency translation	20	(3)
Ending balance	€ (288)	€ (282)	€ (271)